Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Unrecognized tax benefits - Balance at beginning of year	$ 4,465	$ 4,227
Unrecognized tax benefits - Increases for tax positions related to the current year	1,333	470
Unrecognized tax benefits - Increases for tax positions related to prior years	660	484
Unrecognized tax benefits - Decreases for tax positions related to prior years	(396)	(657)
Unrecognized tax benefits - lapse of statute of limitations	(16)	(38)
Unrecognized tax benefits - Settlements	10	(21)
Unrecognized tax benefits - Increase resulting from acquisition	864	0
Unrecognized Tax Benefits - Decrease resulting from foreign currency effects	(22)	0
Unrecognized tax benefits - Balance at end of year	6,898	4,465
Unrecognized tax benefits - Accrued interest and penalties	1,138	973
Gross unrecognized income tax benefits	8,036	5,438
Less: Deferred federal and state income tax benefits	(582)	(434)
Less: Tax attributable to timing items included above	(3,460)	(2,400)
Less: UTBs included above that relate to acquisitions that would impact goodwill if recognized during the measurement period	(842)	0
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 3,152	$ 2,604